Condensed Consolidated Statement of Operations - and Other Comprehensive Income - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue
Construction income	$ 1,704,273	$ 1,694,535	$ 7,505,889	$ 6,266,967
Related party		31,789	40,548	85,919
Total revenue	1,704,273	1,726,324	7,546,437	6,352,886
Cost of goods sold
Direct costs	1,196,438	1,209,413	5,492,607	4,241,421
Direct costs - related party		31,617	40,376	87,649
Total cost of goods sold	1,196,438	1,241,030	5,532,983	4,329,070
Gross profit	507,835	485,294	2,013,454	2,023,816
Operating expenses
General and administrative expenses	607,052	555,184	2,368,860	1,776,859
Management fees - related party	19,500	19,500	78,000	184,004
Total operating expenses	626,552	574,684	2,446,860	1,960,863
Loss from operations	(118,717)	(89,390)	(433,406)	62,953
Other expenses
Interest expense	1,833	3,946	26,584
Interest expense - related party	36,095	14,215	79,622
Change in fair value earn-out	4,396		15,418
(Gain) loss on fixed asset disposal	(17,403)	3,418	(17,277)
Total other expenses	24,921	21,579	104,347
Income tax provision			16,257	54,056
Net loss	(143,638)	(110,969)	(554,010)	8,897
Other comprehensive income (loss), net
Foreign currency translation adjustment	18,612	(10,259)	(46,725)	21,996
Comprehensive loss	$ (125,026)	$ (121,228)	$ (600,735)	$ 30,893
Loss per share
Basic	$ (0.02)	$ (0.02)	$ (0.07)	$ 0.00
Diluted	$ (0.02)	$ (0.02)	$ (0.07)	$ 0.00
Weighted average common shares outstanding
Basic	7,593,413	7,486,024	7,586,024	6,703,223
Diluted	7,593,413	7,486,024	7,586,024	7,699,743